Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Organizational costs/Startup expenses	$ 162,512	$ 11,964
Net operating loss		29,971
Total deferred tax asset	162,512	41,935
Valuation allowance	(162,512)	(41,935)
Deferred tax asset, net of allowance